UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 294 West Exchange Street
         Providence, RI 02903

Form 13F File Number: 28-10930

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete,and that it is understood that all required items,statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD J ANZELONE
Title:  GENERAL COUNSEL AND CHIEF COMPLIANCE OFFICER
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

   /s/ Richard J Anzelone  Providence, Rhode Island  January 23, 2013
-----------------------  -------------------------  -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s). [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


<SUBMISSION-INFORMATION-FILE>

TYPE                    13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         b4ep#bkt       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Laura J Bard   </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
      <NOTIFY-INTERNET>   lbard@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             YES            </RETURN-COPY>
<PERIOD>                  12-31-2012      </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10 DATA RECORDS

Form 13F Information Table Value Total:    $150,734,910.00




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report, NONE.




Name of Issuer	        Title of Class	CUSIP  Number    Total value 		 Value X    Shares or		SH/P PUT/CALL	Invest	Other	Voting
										 100's 	    Principal Amount    RN              Disc    Mngrs   Authority

   			   		   		     	                    	            		         	   	C>
DIAMONDS TR UNIT
SER 1			Common Stock	252787106	" $6,284,162.00  "	" 6,284 "	" 48,125 "	SH 		SOLE		48125
Standard & Poor's
Dep Receipt SPDR's	Common Stock	78462F103	" $37,375,376.00 "	" 37,375 "	" 262,449 "	SH 		SOLE		262449
SPDR S&P Divid ETF	Common Stock	78464A763	" $34,322,347.00 "	" 34,322  "	" 590,136 "	SH 		SOLE		590136
SECTOR SPDR
TECHNOLOGY		Common Stock	81369Y803	" $291,902,927.00 "	" 29,902 "	" 1,036,496 "	SH 		SOLE		1036496
Ishares MSCI EMU
Index			Common Stock	464286608	" $6,183,575.00 "	" 6,183 "	" 184,805 "	SH 		SOLE		184805
Select Sector
Consumer Staples  	Common Stock	81369Y308	" $9,047,293.00 "	" 9,047 "	" 259,234 "	SH 		SOLE		259234
Select Sector
Consumer Discretionary  Common Stock	81369Y407	" $5,927,278.00 "	" 5,927 "	" 124,945 "	SH 		SOLE		124945
Select Sector Energy	Common Stock	81369Y506	" $5,773,235.00 "	" 5,773 "	" 80,835  "	SH 		SOLE		80835
SPDR Gold		Common Stock	78463V107	" $15,325,023.00 "	" 15,325 "	" 94,587  "	SH 		SOLE		94597
Ishares Barclay
TIPS Bond fund		Common Stock	464287176	" $593,694.00 "		" 593 "		" 4,890  "	SH 		SOLE		4890

							" $150,734,910.00 "
